Summary of Significant Accounting Policies and Practices - Property and Equipment, net (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Computer equipment and software
Accounting Policies [Line Items]
Estimated useful lives	3 years	3 years
Furniture and fixtures
Accounting Policies [Line Items]
Estimated useful lives	7 years	7 years
Minimum | Leasehold improvements
Accounting Policies [Line Items]
Estimated useful lives	1 year	1 year
Maximum | Leasehold improvements
Accounting Policies [Line Items]
Estimated useful lives	10 years	10 years